Organizations and Principal Activities (Details) - Schedule of company's major subsidiaries	12 Months Ended
Dec. 31, 2020
Ucommune Group Holdings Limited [Member]
Major Subsidiaries of the Company:
Place of establishment	Cayman
Percentage of legal ownership of the Company	100.00%
Principal activities	Investment holding
Later of date of establishment or acquisition	Sep. 21, 2018
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”) [Member]
Major Subsidiaries of the Company:
Place of establishment	Hong Kong
Percentage of legal ownership of the Company	100.00%
Principal activities	Shared workspace
Later of date of establishment or acquisition	Dec. 07, 2018
Ucommune (Beijing) Information Technology Co., Ltd (“WFOE”) [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology and internet service
Later of date of establishment or acquisition	Jan. 03, 2019
Melo, Inc. [Member]
Major Subsidiaries of the Company:
Place of establishment	Delaware
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Later of date of establishment or acquisition	May 15, 2019
Melo Hongkong Limited [Member]
Major Subsidiaries of the Company:
Place of establishment	Hong Kong
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Later of date of establishment or acquisition	May 15, 2019
Beijing Melo Technology Co. Ltd [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Later of date of establishment or acquisition	May 15, 2019
Ucommune (Beijing) Venture Investment Co., Ltd (“Ucommune Investment”) [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	Apr. 03, 2015
Beijing Youxianji Technology Co., Ltd (“Youxianji”) [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Technology and internet service
Later of date of establishment or acquisition	Aug. 29, 2018
Beijing Weixue Tianxia Educational Technology Co. Ltd [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Technology Innovation
Later of date of establishment or acquisition	May 15, 2019
Beijing Sunshine 100 Ucommune Venture Investment Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	May 18, 2015
Beijing Pengda Ucommune Venture Investment Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	Jul. 31, 2015
Shanghai Ucommune Venture Investment Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	Oct. 30, 2015
Beijing Weituo Ucommune Venture Investment Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	Jan. 04, 2016
Beijing Hongkun Enterprise Management Consulting Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	May 16, 2016
Beijing Jingchao Ucommune Technology Services Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	Sep. 19, 2016
Beijing Dongke Ucommune Technology Service Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	Jul. 06, 2017
Hongtai Innovation Space (Beijing) Venture Investment Co., Ltd. (“Hongtai Space”) [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	Dec. 05, 2017
Hongkunyouxiang (Beijing)Technology Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	Dec. 06, 2017
Shenzhen Weido Union Technology Co., Ltd. and Subsidiaries [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	Jun. 01, 2018
Hezuogongchuang (Beijing) Office Services Co., Ltd. and its Subsidiaries [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Later of date of establishment or acquisition	Jun. 01, 2018
Beijing Dongyi Yuanda Architectural Decoration Engineering Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Construction
Later of date of establishment or acquisition	Jul. 01, 2018
Beijing Daguan Architectural Design Consulting Co., Ltd. and Subsidiary [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Interior design
Later of date of establishment or acquisition	Jul. 01, 2018
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Marketing service
Later of date of establishment or acquisition	Dec. 20, 2018
Beijing Xiyu Information Technology Co., Ltd. [Member]
Major Subsidiaries of the Company:
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	SaaS services and IOT solutions
Later of date of establishment or acquisition	Mar. 20, 2017